Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Cost	$ 288	$ 287
Accumulated depreciation	168	244
Net book value	120	43
Office Equipment [Member]
Cost	53	40
Accumulated depreciation	3	34
Net book value	50	6
Computer Equipment [Member]
Cost	146	170
Accumulated depreciation	126	144
Net book value	20	26
Field Equipment [Member]
Cost	45	36
Accumulated depreciation	38	30
Net book value	7	6
Building [Member]
Cost	44	41
Accumulated depreciation	1	36
Net book value	$ 43	$ 5